UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number: (811-01682)

Exact name of registrant as specified in charter:	Putnam Voyager Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2011

Date of reporting period: October 31, 2010

Item 1. Schedule of Investments:

Putnam Voyager Fund

The fund's portfolio
10/31/10 (Unaudited)

COMMON STOCKS (95.1%)(a)
	Shares	Value

Advertising and marketing services (0.2%)
Focus Media Holding, Ltd. ADR (China) (NON)	284,995	$7,053,626
		7,053,626

Aerospace and defense (4.0%)
Empresa Brasileira de Aeronautica SA (Embraer) ADR
(Brazil)	705,775	20,361,609
L-3 Communications Holdings, Inc.	231,700	16,726,423
Northrop Grumman Corp.	751,600	47,508,636
Precision Castparts Corp.	210,300	28,722,774
Raytheon Co.	316,084	14,565,151
United Technologies Corp.	490,500	36,674,685
		164,559,278

Airlines (0.3%)
United Continental Holdings, Inc. (NON) (S)	160,700	4,666,728
US Airways Group, Inc. (NON) (S)	582,277	6,865,046
		11,531,774

Automotive (2.8%)
Dongfeng Motor Group Co., Ltd. (China)	970,000	2,125,724
Ford Motor Co. (NON) (S)	2,081,200	29,407,356
Lear Corp. (NON)	102,900	9,096,360
Nissan Motor Co., Ltd. (Japan) (NON)	2,540,200	22,276,943
Porsche Automobil Holding SE (Preference) (Germany)	192,805	9,863,542
Renault SA (France) (NON)	258,968	14,367,488
Visteon Corp. 144A (NON)	321,062	19,263,720
Volkswagen AG (Preference) (Germany)	64,906	9,740,885
		116,142,018

Banking (3.4%)
Bond Street Holdings, LLC 144A Class A (F) (NON)	167,181	3,427,211
Citigroup, Inc. (NON)	3,710,500	15,472,785
Governor & Co. of The Bank of Ireland (The) (Ireland)
(NON)	4,662,033	3,452,966
JPMorgan Chase & Co.	330,400	12,432,952
State Street Corp.	1,118,900	46,725,264
Wells Fargo & Co.	2,144,800	55,936,384
Wilmington Trust Corp. (S)	229,016	1,628,304
		139,075,866

Beverage (0.6%)
Coca-Cola Enterprises, Inc.	353,400	8,485,134
Hansen Natural Corp. (NON) (S)	84,400	4,322,124
PepsiCo, Inc.	177,700	11,603,810
		24,411,068

Biotechnology (2.8%)
Amgen, Inc. (NON)	109,000	6,233,710
Auxilium Pharmaceuticals, Inc. (NON) (S)	300,300	7,432,425
Celgene Corp. (NON)	734,700	45,602,829
Dendreon Corp. (NON)	427,175	15,591,888
Gilead Sciences, Inc. (NON)	214,700	8,517,149
Human Genome Sciences, Inc. (NON)	665,400	17,885,952
Ironwood Pharmaceuticals, Inc. (NON)	759,300	8,496,567
Sequenom, Inc. (NON) (S)	582,600	3,699,510
		113,460,030

Broadcasting (0.7%)
Liberty Media Corp. - Capital Ser. A (NON)	306,485	17,635,147
Sirius XM Radio, Inc. (NON) (S)	744,435	1,112,930
TiVo, Inc. (NON)	738,395	8,225,720
		26,973,797

Building materials (0.3%)
Masco Corp.	730,400	7,786,064
Mohawk Industries, Inc. (NON)	74,400	4,266,096
		12,052,160

Cable television (2.0%)
Comcast Corp. Class A	1,733,338	35,672,096
DIRECTV Class A (NON)	563,469	24,488,363
Time Warner Cable, Inc.	363,600	21,041,532
		81,201,991

Chemicals (1.3%)
Agrium, Inc. (Canada)	93,200	8,249,132
Celanese Corp. Ser. A	357,600	12,748,440
CF Industries Holdings, Inc.	35,200	4,313,056

Dow Chemical Co. (The)	305,336	9,413,509
Mosaic Co. (The)	30,000	2,194,800
Potash Corp. of Saskatchewan, Inc. (Canada)	57,500	8,342,675
Syngenta AG (Switzerland)	22,462	6,204,431
		51,466,043

Coal (0.6%)
Walter Energy, Inc.	262,600	23,098,296
		23,098,296

Commercial and consumer services (1.8%)
Alliance Data Systems Corp. (NON) (S)	123,030	7,470,382
Mastercard, Inc. Class A	136,200	32,696,172
Priceline.com, Inc. (NON)	22,300	8,402,863
Visa, Inc. Class A (S)	343,700	26,867,029
		75,436,446

Communications equipment (5.5%)
Cisco Systems, Inc. (NON)	3,433,620	78,389,545
Corning, Inc.	683,600	12,496,208
Harris Corp.	665,953	30,094,416
Qualcomm, Inc.	2,302,509	103,912,231
		224,892,400

Computers (12.4%)
Apple, Inc. (NON)	728,700	219,243,969
Brocade Communications Systems, Inc. (NON)	2,876,000	18,176,320
EMC Corp. (NON)	839,900	17,646,299
Hewlett-Packard Co.	3,343,900	140,644,434
Juniper Networks, Inc. (NON)	527,100	17,072,769
Polycom, Inc. (NON) (S)	1,095,900	37,019,502
Seagate Technology (NON) (S)	1,957,923	28,683,572
Western Digital Corp. (NON)	857,600	27,460,352
		505,947,217

Conglomerates (1.4%)
General Electric Co.	1,246,900	19,975,338
Tyco International, Ltd.	962,100	36,829,188
		56,804,526

Construction (0.2%)
China National Materials Co., Ltd. (China)	10,104,000	9,070,191
		9,070,191

Consumer finance (0.1%)
Air Lease Corp. 144A	197,533	4,049,427
		4,049,427

Consumer goods (0.6%)
Colgate-Palmolive Co.	53,700	4,141,344
hhgregg, Inc. (NON) (S)	870,172	20,048,763
		24,190,107

Consumer services (1.1%)
Avis Budget Group, Inc. (NON) (S)	1,184,254	13,749,189
Hertz Global Holdings, Inc. (NON) (S)	2,924,581	33,106,257
		46,855,446

Electric utilities (0.2%)
AES Corp. (The) (NON)	708,100	8,454,714
		8,454,714

Electrical equipment (0.2%)
China High Speed Transmission Equipment Group Co.,
Ltd. (China)	1,749,000	3,579,018
Emerson Electric Co.	53,400	2,931,660
		6,510,678

Electronics (2.9%)
Elster Group SE ADR (Germany) (NON)	427,000	6,362,300
Marvell Technology Group, Ltd. (NON)	2,999,500	57,920,345
Micron Technology, Inc. (NON)	581,573	4,809,609
Sensata Technologies Holding NV (Netherlands) (NON)	854,353	19,778,272
Texas Instruments, Inc. (S)	907,200	26,825,904
Woongjin Energy Co., Ltd. (South Korea) (NON)	97,810	1,879,209
		117,575,639

Energy (oil field) (2.4%)
Helix Energy Solutions Group, Inc. (NON) (S)	742,400	9,421,056
National Oilwell Varco, Inc.	322,200	17,321,472
Schlumberger, Ltd.	793,087	55,428,850
Weatherford International, Ltd. (Switzerland) (NON)	844,400	14,194,364
		96,365,742

Energy (other) (1.8%)
First Solar, Inc. (NON) (S)	532,461	73,309,230
		73,309,230

Financial (0.9%)
CME Group, Inc.	13,800	3,997,170
KKR & Co. LP	1,874,313	23,766,289
MGIC Investment Corp. (NON) (S)	808,697	7,132,708
Radian Group, Inc.	499,233	3,789,178
		38,685,345

Food (--%)
Global Bio-Chem Technology Group Co., Ltd. (China)
(NON)	8,016,000	1,309,264
		1,309,264

Forest products and packaging (0.4%)
International Paper Co.	637,200	16,108,416
		16,108,416

Health-care services (2.6%)
Aetna, Inc.	1,316,000	39,295,760
Alapis Hldg. Industrial and Commercial SA
of Pharmaceutical Chemical Products (Greece)	3,406,504	5,964,434
Express Scripts, Inc. (NON)	300,376	14,574,244
Lincare Holdings, Inc. (S)	537,800	14,101,116
WellPoint, Inc. (NON)	631,100	34,293,974
		108,229,528

Homebuilding (0.1%)
Lennar Corp. (S)	229,300	3,327,143
		3,327,143

Household furniture and appliances (0.4%)
Tempur-Pedic International, Inc. (NON)	382,600	13,199,700
Whirlpool Corp.	46,900	3,556,427
		16,756,127

Industrial (0.3%)
China Ming Yang Wind Power Group, Ltd. ADS (China)
(NON)	962,287	11,306,872
		11,306,872

Insurance (4.4%)
Aflac, Inc.	1,360,946	76,063,272
Assured Guaranty, Ltd. (Bermuda)	2,789,775	53,145,214
Hartford Financial Services Group, Inc. (The)	2,152,576	51,618,772
		180,827,258

Investment banking/Brokerage (1.3%)
Blackstone Group LP (The)	912,100	12,295,108
Charles Schwab Corp. (The)	460,600	7,093,240
E*Trade Financial Corp. (NON)	667,770	9,549,111
Goldman Sachs Group, Inc. (The)	149,351	24,038,043
		52,975,502

Leisure (0.3%)
Brunswick Corp. (S)	733,079	11,597,310
		11,597,310

Machinery (0.5%)
Cummins, Inc.	46,100	4,061,410
Lonking Holdings, Ltd. (China)	6,889,000	3,705,541
Parker Hannifin Corp.	180,200	13,794,310
		21,561,261

Manufacturing (1.4%)
Ingersoll-Rand PLC (S)	1,377,400	54,145,594
Xinjiang Goldwind Science & Technology Co., Ltd.
(China) (NON)	443,200	1,146,320
		55,291,914

Medical technology (2.3%)
Baxter International, Inc.	412,700	21,006,430
Boston Scientific Corp. (NON)	1,271,000	8,108,980
China Medical Technologies, Inc. ADR (China) (NON) (S)	751,100	9,073,288
Covidien PLC (Ireland)	1,232,445	49,137,582
Medtronic, Inc.	203,500	7,165,235
		94,491,515

Metals (3.5%)
Cliffs Natural Resources, Inc.	96,800	6,311,360

Freeport-McMoRan Copper & Gold, Inc. Class B	75,160	7,116,149
Rio Tinto PLC (United Kingdom)	213,201	13,783,587
Teck Resources, Ltd. Class B (Canada)	293,600	13,123,074
U.S. Steel Corp. (S)	637,500	27,278,625
Vallourec SA (France)	62,146	6,439,722
Vedanta Resources PLC (United Kingdom) (S)	2,123,179	70,571,046
		144,623,563

Oil and gas (4.9%)
Apache Corp.	313,520	31,671,790
Cairn Energy PLC (United Kingdom) (NON)	2,055,407	12,705,579
Chevron Corp.	270,800	22,370,788
EOG Resources, Inc.	167,800	16,061,816
Occidental Petroleum Corp.	144,900	11,393,487
Petrohawk Energy Corp. (NON)	2,307,913	39,257,600
Petroleo Brasileiro SA ADR (Brazil)	1,838,600	62,733,032
Southwestern Energy Co. (NON) (S)	176,500	5,974,525
		202,168,617

Pharmaceuticals (3.1%)
Abbott Laboratories	840,800	43,149,856
Merck & Co., Inc.	293,400	10,644,552
Pfizer, Inc.	3,111,032	54,131,957
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	346,086	17,961,863
		125,888,228

Power producers (0.2%)
China WindPower Group, Ltd. (China) (NON)	35,310,000	3,606,052
China Power New Energy Development Co., Ltd. (China)
(NON)	44,092,000	4,398,053
		8,004,105

Publishing (1.2%)
Gannett Co., Inc.	1,188,600	14,084,910
R. R. Donnelley & Sons Co. (S)	1,887,306	34,820,796
		48,905,706

Railroads (0.1%)
CSX Corp.	76,200	4,682,490
		4,682,490

Real estate (0.1%)
KB Home	380,700	4,001,157
		4,001,157

Retail (6.4%)
Bed Bath & Beyond, Inc. (NON)	321,500	14,113,850
CVS Caremark Corp.	779,571	23,480,679
Kohl's Corp. (NON)	484,900	24,826,880
Lowe's Cos., Inc.	2,946,600	62,850,978
Macy's, Inc.	182,277	4,309,028
Nordstrom, Inc.	278,300	10,717,333
Office Depot, Inc. (NON)	1,437,300	6,453,477
OfficeMax, Inc. (NON) (S)	572,348	10,130,560
Staples, Inc.	790,500	16,181,535
Talbots, Inc. (The) (NON) (S)	1,332,600	13,032,828
Target Corp.	642,900	33,392,226
Urban Outfitters, Inc. (NON) (S)	1,373,700	42,268,749
		261,758,123

Schools (0.3%)
Apollo Group, Inc. Class A (NON)	295,529	11,076,427
		11,076,427

Semiconductor (1.0%)
Atmel Corp. (NON)	1,237,427	10,963,603
FormFactor, Inc. (NON)	732,106	7,123,391
Himax Technologies, Inc. ADR (Taiwan) (S)	1,779,370	4,145,932
KLA-Tencor Corp. (S)	152,600	5,450,872
Lam Research Corp. (NON)	152,760	6,994,880
Novellus Systems, Inc. (NON)	277,674	8,110,858
		42,789,536

Software (3.0%)
Electronic Arts, Inc. (NON)	225,300	3,571,005
Longtop Financial Technologies Ltd. ADR (Hong Kong)
(NON) (S)	178,300	6,479,422
Microsoft Corp.	2,874,700	76,582,008
Oracle Corp.	1,100,200	32,345,875
VMware, Inc. Class A (NON)	50,100	3,830,646
		122,808,956

Technology services (3.7%)
AOL, Inc. (NON)	161,700	4,314,156
Google, Inc. Class A (NON)	118,283	72,506,296
Unisys Corp. (NON) (S) (AFF)	2,768,125	63,805,281
VeriSign, Inc. (NON)	183,400	6,373,150

Yahoo!, Inc. (NON)			266,400	4,398,264
				151,397,147

Telecommunications (0.7%)
Iridium Communications, Inc. (NON) (S)			320,500	2,644,125
Sprint Nextel Corp. (NON)			6,247,025	25,737,743
				28,381,868

Textiles (0.5%)
Hanesbrands, Inc. (NON)			774,200	19,200,160
Liz Claiborne, Inc. (NON) (S)			522,383	3,196,984
				22,397,144

Tobacco (1.3%)
Philip Morris International, Inc.			877,569	51,337,787
				51,337,787

Trucks and parts (0.6%)
ArvinMeritor, Inc. (NON)			1,476,319	24,477,369
				24,477,369

Total common stocks (cost $3,662,628,418)				$3,887,653,388

WARRANTS (1.8%)(a)(NON)
	Expiration date	Strike price	Warrants	Value

Bank of America Corp. (W)	10/28/18	$30.79	2,983,547	$6,116,271
Hartford Financial Services Group, Inc. (The)	6/26/19	9.79	571,000	8,890,470
JPMorgan Chase & Co. (W)	10/28/18	42.42	2,872,072	36,618,918
Visteon Corp. (F)	10/01/10	9.66	20,310	1,081,304
Wells Fargo & Co. (W)	10/28/18	34.01	2,711,400	22,369,050

Total warrants (cost $75,118,712)				$75,076,013

INVESTMENT COMPANIES (0.9%)(a)
			Shares	Value

iShares FTSE/Xinhua China 25 Index Fund (S)			195,600	$8,798,088
Market Vectors Gold Miners ETF (S)			84,700	4,311,230
SPDR KBW Bank ETF			360,700	8,148,213
SPDR KBW Regional Banking ETF (S)			251,100	5,682,393
SPDR S&P Homebuilders ETF (S)			630,600	9,774,300

Total investment companies (cost $36,161,534)				$36,714,224

PURCHASED OPTIONS OUTSTANDING (0.9%)(a)
		Expiration date/	Contract	Value
		strike price	amount

Aflac, Inc. (Call)		Jan-11/$55.00	1,136,144	$3,953,796
Financial Select Sector SPDR Fund (Call)		Nov-10/16.00	6,132,265	245,904
General Electric Co. (Call)		Dec-10/18.00	5,847,759	383,321
Hartfod Financial Services Group, Inc. (The) (Call)		Dec-10/27.00	3,295,033	1,746,367
Hewlett-Packard Co. (Call)		Dec-10/42.00	1,602,202	3,060,206
Hewlett-Packard Co. (Call)		Dec-10/42.00	959,046	1,850,383
Hewlett-Packard Co. (Call)		Nov-11/42.00	847,289	1,125,285
JPMorgan Chase & Co. (Call)		Jan-12/45.00	738,710	1,922,626
Petrohawk Energy Corp. (Call)		Jan-11/21.00	3,446,770	1,431,030
Pfizer, Inc. (Call)		Dec-10/18.00	6,597,792	1,649,448
Pfizer, Inc. (Call)		Dec-10/17.00	1,738,000	1,225,029
Powershares QQQ (Put)		Nov-10/52.00	1,022,470	552,134
SPDR S&P ETF Trust (Put)		Nov-10/117.00	857,555	840,404
State Street Corp. (Call)		Dec-10/42.00	3,405,790	6,540,377
WellPoint, Inc. (Call)		Jan-11/55.00	2,135,133	6,489,715
Wells Fargo & Co. (Call)		Jan-11/31.00	4,386,432	1,359,794
Wells Fargo & Co. (Call)		Jan-11/32.50	4,628,429	786,833
Wells Fargo & Co. (Call)		Jan-11/30.00	1,485,681	668,556

Total purchased options outstanding (cost $51,860,349)				$35,831,208

U.S. TREASURY OBLIGATIONS (0.3%)(a)
			Principal amount	Value

U.S Treasury Inflation Protected Securities
3s, July 15, 2012 (i)			$353,268	$378,530
2 1/2s, July 15, 2016 (i)			4,701,567	5,445,826
2s, July 15, 2014 (i)			216,540	237,995
U.S. Treasury Bonds 4 1/2s, May 15, 2038 (i)			159,000	176,679
U.S. Treasury Notes
4 7/8s, May 31, 2011 (i)			1,349,000	1,412,902
3 1/4s, December 31, 2016 (i)			1,700,000	1,880,064
2 3/4s, February 15, 2019 (i)			895,000	932,250
1 3/8s, September 15, 2012 (i)			1,282,000	1,309,166
7/8s, January 31, 2011 (i)			371,000	372,475

Total U.S. treasury obligations (cost $12,145,887)				$12,145,887

MORTGAGE-BACKED SECURITIES (0.1%)(a)
			Principal amount	Value

Federal National Mortgage Association, Ser. 2006-21,
Class CA 5 1/2s, March 25, 2029 (i)			$4,302,742	$4,505,057

Total mortgage-backed securities (cost $4,505,057)				4,505,057

SHORT-TERM INVESTMENTS (11.3%)(a)

	Principal amount/shares	Value

U.S. Treasury Bills for an effective yield of 0.24%,
July 28, 2011 (SEGSF)	$3,700,000	$3,692,963
U.S. Treasury Bills for effective yields from 0.20% to
0.23%, June 2, 2011 (SEGSF)	7,109,000	7,097,661
U.S. Treasury Bills zero%, September 22, 2011 (i)	1,358,000	1,355,420
Putnam Cash Collateral Pool, LLC 0.21% (d)	382,153,015	382,153,015
Putnam Money Market Liquidity Fund 0.16% (e)	68,561,787	68,561,787

Total short-term investments (cost $462,863,800)		$462,860,846

TOTAL INVESTMENTS

Total investments (cost $4,305,283,757) (b)		$4,514,786,623

FORWARD CURRENCY CONTRACTS at 10/31/10 (aggregate face value $122,111,412) (Unaudited)

		Contract	Delivery		Aggregate	Unrealized
Counterparty	Currency	type	date	Value	face value	depreciation

Credit Suisse AG
	Euro	Sell	11/22/10	$41,951,483	$41,362,945	$(588,538)
	Japanese Yen	Sell	11/22/10	22,456,974	21,685,777	(771,197)

UBS AG
	British Pound	Sell	11/22/10	59,689,923	59,062,690	(627,233)

Total						$(1,986,968)

WRITTEN OPTIONS OUTSTANDING at 10/31/10 (premiums received $22,415,544) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Aflac, Inc. (Call)	1,136,144	Jan-11/$60.00	$1,525,692
Hartford Financial Services Group, Inc. (The) (Call)	3,295,033	Dec-10/30.00	560,156
Hewlett-Packard Co. (Call)	1,602,202	Dec-10/45.00	1,201,652
Hewlett-Packard Co. (Call)	959,046	Dec-10/45.00	726,861
Hewlett-Packard Co. (Call)	847,289	Nov-10/45.00	288,332
Pfizer, Inc. (Call)	6,597,792	Dec-10/18.00	1,649,448
Pfizer, Inc. (Call)	1,738,000	Dec-10/20.00	52,140
Powershares QQQ (Put)	1,022,470	Nov-10/50.00	153,371
SPDR S&P ETF Trust (Put)	857,555	Nov-10/115.00	441,641
State Street Corp. (Call)	3,405,790	Dec-10/45.00	2,522,362
WellPoint, Inc. (Call)	2,135,133	Jan-11/57.50	4,288,927
Wells Fargo & Co. (Call)	4,386,432	Jan-11/34.00	438,643
Wells Fargo & Co. (Call)	4,628,429	Jan-11/35.00	323,989
Wells Fargo & Co. (Call)	1,485,681	Jan-11/32.50	252,566

Total			$14,425,780

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 10/31/10 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
baskets	121,978	$--	9/30/11	(1 month USD-	A basket	$119,921
				LIBOR-BBA minus	(GSCBMSU0)
				5 bps)	of common stocks

baskets	40,410	--	9/30/11	(1 month USD-	A basket	132,785
				LIBOR-BBA minus	(GSCBMSU0)
				5 bps)	of common stocks

baskets	3,596	--	10/7/11	(3 month USD-	A basket	94,376
				LIBOR-BBA plus 60	(GSECFRON)
				bps)	of common stocks

baskets	3,552	--	10/7/11	(3 month USD-	A basket	131
				LIBOR-BBA)	(GSECFRON)
					of common stocks

baskets	79,134	--	9/17/11	(1 month USD-	A basket	(118,177)
				LIBOR-BBA plus 60	(GSGLMIN2)
				bp)	of common stocks

Total						$229,036

Key to holding's abbreviations

ADR	American Depository Receipts
ADS	American Depository Shares
ETF	Exchange Traded Fund
SPDR	S&P 500 Index Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2010 through October 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $4,086,022,525.

(b) The aggregate identified cost on a tax basis is $4,319,119,151, resulting in gross unrealized appreciation and depreciation of $378,605,330 and $182,937,858, respectively, or net unrealized appreciation of $195,667,472.

(NON) Non-income-producing security.

(AFF) Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:

	Purchase	Sales	Dividend	Market
Affiliates	cost	proceeds	income	Value

Unisys Corp.	$13,723,722	$--	$--	$63,805,281

Total	$13,723,722	$--	$--	$63,805,281

Market values are shown for those securities affiliated at period end.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $367,709,426. Certain of these securities were sold prior to the close of the reporting period. The fund received cash collateral of $382,153,015 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $26,117 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $401,646,926 and $488,029,637, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.

(i) Securities purchased with cash or securities received, that were pledged to the fund for collateral on certain derivatives contracts.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

(W) Warrants issued to the U.S. Treasury under the Troubled Asset Relief Program (TARP).

At the close of the reporting period, the fund maintained liquid assets totaling $1,860,200 to cover certain derivatives contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR and ADS, after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Options contracts: The fund uses options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had average contract amounts of approximately 39,800,000 on written options contracts and 52,500,000 on purchased options contracts for the reporting period.

Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to manage foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $105,300,000 on forward currency contracts for the reporting period.

Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to manage the fund’s exposure to specific sectors or industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $50,800,000 on total return swap contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $6,020,018 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $1,986,968 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $669,123.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$212,198,022	$9,070,191	$--

	Capital goods	275,276,493	8,430,879	--

	Communication services	109,583,859	--	--

	Conglomerates	56,804,526	--	--

	Consumer cyclicals	535,252,534	43,666,387	--

	Consumer staples	181,351,514	1,309,264	--

	Energy	394,941,885	--	--

	Financials	412,137,917	4,049,427	3,427,211

	Health care	442,069,301	--	--

	Technology	1,163,531,686	1,879,209	--

	Transportation	16,214,264	--	--

	Utilities and power	8,454,714	8,004,105	--

Total common stocks		3,807,816,715	76,409,462	3,427,211

Investment Companies		36,714,224	--	--

Mortgage-backed securities		--	4,505,057	--

Purchased options outstanding		--	35,831,208	--

U.S. Treasury Obligations		--	12,145,887	--

Warrants		73,994,709	--	1,081,304

Short-term investments		68,561,787	394,299,059	--

Totals by level		$3,987,087,435	$523,190,673	$4,508,515

			Valuation inputs

Other financial instruments:		Level 1	Level 2	Level 3

Forward currency contracts		$--	$(1,986,968)	$--

Total return swap contracts		--	229,036	--

Written options		--	(14,425,780)	--

Totals by level		$--	$(16,183,712)	$--

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$--	$1,986,968

Equity contracts	111,254,434	14,543,957

Total	$111,254,434	$16,530,925

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Voyager Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: December 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: December 29, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 29, 2010